Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Aug. 26, 2016
MFS® Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX